                                   SUPPLEMENT
                               DATED JULY 1, 2005
                                     TO THE
                    MLIG VARIABLE INSURANCE TRUST PROSPECTUS
                               DATED MAY 1, 2005

     On June 13, 2005, the board of trustees (the "board") for the MLIG Variable Insurance Trust voted to replace certain of its investment subadvisers. The board replaced INVESCO National Asset Management Group ("INVESCO") with Alliance Capital Management, L.P. ("Alliance"). The board replaced Nicholas-Applegate Capital Management, LLC ("Nicholas-Applegate") with Loomis, Sayles & Company, L.P. ("Loomis Sayles"). The board also replaced Seneca Capital Management LLC ("Seneca") with Marsico Capital Management, LLC ("Marsico").

     In connection with the replacement of INVESCO with Alliance, the board approved changing the name of the Roszel/INVESCO-NAM Large Cap Core Portfolio to the Roszel/Alliance Large Cap Core Portfolio. In connection with the replacement of Nicholas-Applegate with Loomis Sayles, the board approved changing the name of the Roszel/Nicholas-Applegate Large Cap Growth Portfolio to the Roszel/Loomis Sayles Large Cap Growth Portfolio. In connection with the replacement of Seneca with Marsico, the board also approved changing the name of the Roszel/Seneca Large Cap Growth Portfolio to the Roszel/Marsico Large Cap Growth Portfolio.

     This supplement describes the primary investment strategies and the principal risks of the Roszel/Alliance Large Cap Core Portfolio, the Roszel/Loomis Sayles Large Cap Growth Portfolio, and the Roszel/Marsico Large Cap Growth Portfolio. It also provides information about the new investment subadvisers--Alliance, Loomis Sayles, and Marsico--including practices and techniques that the new investment subadvisers may use in managing the Portfolios' assets.

     For clarity, pages A1 to A5 of this supplement provide information regarding Alliance and the Roszel/Alliance Large Cap Core Portfolio. Pages L1 to L4 of this supplement provide information regarding Loomis Sayles and the Roszel/Loomis Sayles Large Cap Growth Portfolio. Pages M1 to M5 of this supplement provide information regarding Marsico and the Roszel/Marsico Large Cap Growth Portfolio.

     Wherever it appears throughout the Prospectus, references to Roszel/ INVESCO-NAM Large Cap Core Portfolio are replaced with Roszel/Alliance Large Cap Core Portfolio, references to Roszel/Nicholas-Applegate Large Cap Growth Portfolio are replaced with Roszel/Loomis Sayles Large Cap Growth Portfolio, and references to Roszel/Seneca Large Cap Growth Portfolio are replaced with Roszel/Marsico Large Cap Growth Portfolio.

Replace pages 12 and 13 with the following information:

                    ROSZEL/ALLIANCE LARGE CAP CORE PORTFOLIO

INVESTMENT OBJECTIVE
What is this Portfolio's goal?

The Portfolio seeks long-term capital appreciation.

PORTFOLIO MANAGEMENT
The Portfolio is managed by Alliance Capital Management, L.P.

PRIMARY INVESTMENT STRATEGIES
How does this Portfolio pursue its objective?

The Portfolio pursues its investment objective by investing PRIMARILY in LARGE CAPITALIZATION EQUITY SECURITIES.

THE PORTFOLIO IS INVESTED IN A CORE INVESTING style. The Adviser focuses on anticipating investment opportunities using a top-down macroeconomic perspective of both longer term (secular) and shorter term (cyclical) changes in the economy in combination with rigorous bottom-up fundamental research on individual stocks. An investment strategy committee determines the target sector exposure relative to the S&P 500. The Portfolio's performance benchmark is the S&P 500 Index.

The Portfolio may invest up to 25% of its total assets in SECURITIES OF FOREIGN ISSUERS (principally American depository receipts).

PRINCIPAL RISKS
What are the main risks of investing in this Portfolio?

As with any mutual fund that invests in EQUITY SECURITIES, this Portfolio is subject to market risk. Loss of money is a significant risk of investing in this Portfolio. Due to its focus on EQUITY SECURITIES that may appreciate in value and lack of emphasis on those that provide income, this Portfolio typically experiences greater volatility over time than funds that invest in INCOME-BEARING SECURITIES.

To the extent that the Portfolio invests in higher-risk securities, it takes on additional risks that could adversely affect its performance. For example, to the extent that the Portfolio invests in SECURITIES OF FOREIGN ISSUERS, it is subject to the risks related to such securities.

These risks, and the risks associated with other higher-risk securities and practices that the Portfolio may utilize, are described in more detail in the Introduction, later in this prospectus and in the SAI. Before you invest, please carefully read the section on "Risks of Certain Investments and Investment Techniques."

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

ANNUAL TOTAL RETURNS                                  AVERAGE ANNUAL TOTAL RETURNS
Commenced operations on July 1, 2002                  (for the periods ended December 31, 2004)

[ROZEL/ALLIANCE LCC GRAPH]                                                            PAST       SINCE
                                                                                     ONE YEAR   INCEPTION
                                                      ---------------------------------------------------
2003                              24.92                 Rozel/Alliance
2004                               3.81                   Large Cap Core Portfolio     3.81%      5.80%
                                                      ---------------------------------------------------
                                                        S&P 500 Index                 10.88%     10.38%
                                                      ---------------------------------------------------

During the period shown in the bar chart, the highest return for a quarter was 12.22% (quarter ended June 30, 2003) and lowest return for a quarter was -4.17% (quarter ended March 31, 2003). The year-to-date return as of March 31, 2005 was -3.73%.

The bar chart and table above demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. This performance information does not include the impact of any charges deducted by your insurance company. Such charges would lower total returns. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

The bar chart shows changes in the Portfolio's year to year performance for each complete fiscal year since the Portfolio's inception on July 1, 2002. The table compares the average annual total returns for the Portfolio with those of one or more broad-based securities indexes. These indexes are not subject to fees and expenses associated with the Portfolio.

The S&P 500 INDEX is based on the value of common stocks of 500 of the largest U.S. industrial, transportation, utility and financial companies deemed by Standard and Poor's to be representative of the larger capitalization portion of the U.S. stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

On the cover page of the Prospectus, replace Roszel/INVESCO-NAM Large Cap Core Portfolio with Roszel/Alliance Large Cap Core Portfolio.

On the Table of Contents page of the Prospectus, replace Roszel/INVESCO-NAM Large Cap Core Portfolio with Roszel/Alliance Large Cap Core Portfolio.

On page 36 of the Prospectus, in the "ANNUAL PORTFOLIO OPERATING EXPENSES
(DEDUCTED FROM PORTFOLIO ASSETS)" table, replace:
Roszel/INVESCO-NAM Large Cap Core Portfolio.................
with
Roszel/Alliance Large Cap Core Portfolio....................

On page 37 of the Prospectus, under EXAMPLE, replace:
Roszel/INVESCO-NAM Large Cap Core Portfolio.................
with
Roszel/Alliance Large Cap Core Portfolio....................

On page 41 of the Prospectus, under MANAGEMENT FEES, replace:

                                                              Annual Rate
                                                              (as percentage
                                                              of average
                         Portfolio                            daily net assets)
                         ---------                            -----------------
Roszel/INVESCO-NAM Large Cap Core Portfolio.................  0.80%
with

                                                              Annual Rate
                                                              (as percentage
                                                              of average
                         Portfolio                            daily net assets)
                         ---------                            -----------------
Roszel/Alliance Large Cap Core Portfolio....................  0.80%

On page 44 of the Prospectus, replace the information regarding INVESCO with the following information:

ALLIANCE CAPITAL MANAGEMENT, L.P.               ROSZEL/ALLIANCE LARGE CAP CORE PORTFOLIO
1345 Avenue of the Americas
New York, NY 10105

Alliance Capital Management, L.P. had approximately $533 billion in assets under management as of March 31, 2005.

Catherine Wood, Senior Vice President and Chief Investment Officer -- Director of Equity, joined Alliance with 24 years of investment experience. Ms. Wood began her career with Capital Research, a global investment firm in Los Angeles, California. She later joined Jennison Associates in New York City where she was Chief Economist and Portfolio Manager. She then became a General Partner at Tupelo Capital Management, where her responsibilities included oversight and direction of equity analysis. Ms. Woods holds a B.S. from the University of Southern California.

Robert G. Absey, Senior Vice President and Senior Portfolio Manager, has been with Alliance since 1998. Prior to joining Alliance, Mr. Absey was Director of Marketing and Client Service at Hyperion Capital Management. Mr. Absey holds a B.A. from Colgate University and an M.B.A. from Fordham University.

Ronald Brault, Senior Vice President -- Director of Fixed Income Investments, served as a Vice President and Fixed Income Manager at both Dreyfus Management, Inc. and Morgan Stanley & Co. prior to joining Alliance. Mr. Brault also spent a number of years as Vice President and Fixed Income Manager at Connecticut National Bank in Hartford, Connecticut. Mr. Brault received his Bachelor's Degree from the College of Holy Cross and an M.B.A. from the University of Connecticut.

Thomas Conte, Vice President -- Equity Portfolio Manager, joined Alliance in 1999 with more than fourteen years of investment and portfolio management experience. Before joining Alliance, Mr. Conte was a Portfolio Manager with the BJ Group. Mr. Conte earned his B.S. from Bowling Green State University and his M.B.A. from Fordham University.

Joseph Carson, Senior Vice President -- Director of Global Economic Research, joined Alliance in 2001. Prior to joining Alliance, Mr. Carson worked in government, industry and finance for more than 25 years. His most recent role was the Chief Economist of the Americas for UBS Warburg. Mr. Carson has also worked for the Department of Commerce, General Motors, Merrill Lynch, Chemical Bank and Dean Witter. Mr. Carson received his B.A. and M.A. from Youngstown State University and did his Ph.D. work at George Washington University.

John Marino, Senior Vice President -- Director of Quantitative Research, joined Bernstein in 1992. Mr. Marino has served in various capacities at Bernstein, including as a senior quantitative analyst for the Product Development department and as a systems analyst for the Information Technology Department. He received his B.S.E. in Computer Science from Princeton University.

Amy Raskin, Senior Vice President -- Director of Research for Strategic Change, joined Alliance in 2000. Ms. Raskin previously worked as a telecom analyst for Donaldson, Lufkin & Jenrette, as an Associate for Lehman Brothers, and as a telecommunications products manager for J.P. Morgan. Ms. Raskin holds a B.S. from the University of Pennsylvania.

Robert Scheetz, Senior Vice President -- Senior Portfolio Manager, joined Alliance in 1996. He previously worked at BARRA RogersCasey and Hewitt Associates. Mr. Scheetz holds a B.A. from the University of Pennsylvania.

Raymond Wong, Vice President -- Fixed Income Portfolio Manager, joined Alliance in 2000 after holding a number of research and portfolio management positions at Credit Suisse Warburg Pincus. Prior, Mr. Wong worked at Morgan Stanley Dean Witter Intercapital. Mr. Wong holds a B.S. from Cornell University and an M.A. from Zicklin School of Business at Baruch College.

Thomas Zottner, Vice President -- Equity Portfolio Manager, joined Alliance in 2001 after working as a Registered Client Associate at Merrill Lynch. Mr. Zottner holds a B.A. from Boston College.

On page 53 of the Prospectus, delete the second paragraph indicating that Roszel/INVESCO-NAM Large Cap Core Portfolio is closed to allocations of premiums and contract value for Consults Annuities.

On page 60, in the "FINANCIAL HIGHLIGHTS" table, replace Roszel/INVESCO-NAM Large Cap Core Portfolio with Roszel/Alliance Large Cap Core Portfolio.

In Chart 1 after the Appendix, replace all references to Roszel/INVESCO-NAM Large Cap Core Portfolio with Roszel/Alliance Large Cap Core Portfolio.

Replace pages 14 and 15 with the following information:

                              ROSZEL/LOOMIS SAYLES
                           LARGE CAP GROWTH PORTFOLIO

INVESTMENT OBJECTIVE
What is this Portfolio's goal?

The Portfolio seeks long-term capital appreciation.

PORTFOLIO MANAGEMENT
The Portfolio is managed by Loomis, Sayles & Company, L.P.

PRIMARY INVESTMENT STRATEGIES
How does this Portfolio pursue its objective?

The Portfolio pursues its investment objective by investing PRIMARILY in LARGE CAPITALIZATION EQUITY SECURITIES of companies that the Adviser believes have a potential for high earnings growth rates. Generally such securities are those of well-established issuers with strong business franchises and favorable long-term growth prospects.

The Adviser uses a GROWTH INVESTING style. The Adviser's approach is to find companies that are experiencing positive change that is timely and sustainable. Following a comprehensive risk evaluation, the Adviser constructs an investment portfolio from among the securities of such companies. The Portfolio's performance benchmark is the Russell 1000 Growth Index.

The Portfolio may invest up to 15% of its total assets in SECURITIES OF FOREIGN ISSUERS (principally American depository receipts).

PRINCIPAL RISKS
What are the main risks of investing in this Portfolio?

As with any mutual fund that invests in EQUITY SECURITIES, this Portfolio is subject to market risk. Loss of money is a significant risk of investing in this Portfolio. Due to its focus on EQUITY SECURITIES that may appreciate in value and lack of emphasis on those that provide income, this Portfolio typically experiences greater volatility over time than funds that invest in INCOME-BEARING SECURITIES. This Portfolio also is subject to substantial style risk in that GROWTH INVESTING may fall out of favor with investors.

To the extent that the Portfolio invests in higher-risk securities, it takes on additional risks that could adversely affect its performance. For example, to the extent that the Portfolio invests in SECURITIES OF FOREIGN ISSUERS, it is subject to the risks related to such securities.

These risks, and the risks associated with other higher-risk securities and practices that the Portfolio may utilize, are described in more detail in the Introduction, later in this prospectus and in the SAI. Before you invest, please carefully read the section on "Risks of Certain Investments and Investment Techniques."

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

ANNUAL TOTAL RETURNS                                  AVERAGE ANNUAL TOTAL RETURNS
Commenced operations on July 1, 2002                  (for the calendar periods ended December 31, 2004)

                                                                                       PAST       SINCE
[ROSZEL/LOOMIS SAYLES GRAPH]                                                          ONE YEAR   INCEPTION
                                                      ----------------------------------------------------
2003                           25.42                    Roszel/Loomis Sayles
2004                            8.70                      Large Cap Growth Portfolio    8.70%      8.09%
                                                      ----------------------------------------------------
                                                        Russell 1000 Growth Index       6.30%      9.53%
                                                      ----------------------------------------------------
                                                        S&P 500 Index                  10.88%     10.38%
                                                      ----------------------------------------------------

During the period shown in the bar chart, the highest return for a quarter was 12.10% (quarter ended December 31, 2004) and lowest return for a quarter was -4.37% (quarter ended September 30, 2004). The year-to-date return as of March 31, 2005 was -3.65%.

The bar chart and table above demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. This performance information does not include the impact of any charges deducted by your insurance company. Such charges would lower total returns. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

The bar chart shows changes in the Portfolio's year to year performance for each complete fiscal year since the Portfolio's inception on July 1, 2002. The table compares the average annual total returns for the Portfolio with those of one or more broad-based securities indexes. These indexes are not subject to fees and expenses associated with the Portfolio.

The RUSSELL 1000 GROWTH INDEX measures the performance of companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.

The S&P 500 INDEX is based on the value of common stocks of 500 of the largest U.S. industrial, transportation, utility and financial companies deemed by Standard and Poor's to be representative of the larger capitalization portion of the U.S. stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

On the cover page of the Prospectus, replace Roszel/Nicholas-Applegate Large Cap Growth Portfolio with Roszel/Loomis Sayles Large Cap Growth Portfolio.

On the Table of Contents page of the Prospectus, replace
Roszel/Nicholas-Applegate Large Cap Growth Portfolio with Roszel/Loomis Sayles Large Cap Growth Portfolio.

On page 36 of the Prospectus, in the "ANNUAL PORTFOLIO OPERATING EXPENSES (DEDUCTED FROM PORTFOLIO ASSETS)" table, replace:

Roszel/Nicholas-Applegate Large Cap Growth Portfolio........

with

Roszel/Loomis Sayles Large Cap Growth Portfolio.............

On page 37 of the Prospectus, in the "EXAMPLE" replace:

Roszel/Nicholas-Applegate Large Cap Growth Portfolio........

with

Roszel/Loomis Sayles Large Cap Growth Portfolio.............

On page 41 of the Prospectus, under MANAGEMENT FEES, replace:

                                                                 Annual Rate
                                                               (as percentage
                                                                 of average
                         Portfolio                            daily net assets)
                         ---------                            -----------------
Roszel/Nicholas-Applegate Large Cap Growth Portfolio........       0.80%

with

                                                                 Annual Rate
                                                               (as percentage
                                                                 of average
                         Portfolio                            daily net assets)
                         ---------                            -----------------
Roszel/Loomis Sayles Large Cap Growth Portfolio.............       0.80%

On page 45 of the Prospectus, replace the information regarding
Nicholas-Applegate with the following information:

LOOMIS, SAYLES & COMPANY, L.P.   ROSZEL/LOOMIS SAYLES LARGE CAP GROWTH PORTFOLIO
One Financial Center
Boston, Massachusetts 02111

Loomis, Sayles & Company, L.P. is a wholly-owned subsidiary of IXIS Asset Management North America, L.P. Loomis Sayles had approximately $65 billion in assets under management as of March 31, 2005.

A team of investment professionals (the "Portfolio Management Team") is responsible for the management of the Large Cap Growth Portfolio. The members of the Portfolio Management Team are as follows: Mark B. Baribeau, Richard D. Skaggs, Pamela N. Czekanski, and Douglas L. Richardson.

Mr. Mark B. Baribeau, Portfolio Manager and CIO of Large Cap Growth Equities, has been with Loomis Sayles since 1989, but has twenty years of investment experience. Mr. Baribeau holds a B.A. from the University of Vermont and an M.A. from the University of Maryland.

Mr. Richard D. Skaggs, CFA and Portfolio Manager, has twenty years of experience. He joined Loomis Sayles in 1994. Mr. Skaggs earned a B.A. and an M.S.M. from Oakland University.

Ms. Pamela N. Czekanski, CFA and Portfolio Manager, has twenty-two years of investment experience. She joined Loomis Sayles in 1995. Ms. Czekanski holds a B.A. from Middlebury College.

On page 53 of the Prospectus, delete the second paragraph indicating that Roszel/Nicholas-Applegate Large Cap Growth Portfolio is closed to allocations of premiums and contract value for Consults Annuities.

On page 61, in the "FINANCIAL HIGHLIGHTS" table, replace
Roszel/Nicholas-Applegate Large Cap Growth Portfolio with Roszel/Loomis Sayles Large Cap Growth Portfolio.

In Chart 2 after the Appendix, replace all references to Roszel/Nicholas-Applegate Large Cap Growth Portfolio with Roszel/Loomis Sayles Large Cap Growth Portfolio.

Replace pages 18 and 19 with the following information:

                   ROSZEL/MARSICO LARGE CAP GROWTH PORTFOLIO

INVESTMENT OBJECTIVE
What is this Portfolio's goal?

The Portfolio seeks long-term capital appreciation.

PORTFOLIO MANAGEMENT
The Portfolio is managed by Marsico Capital Management, LLC.

PRIMARY INVESTMENT STRATEGIES
How does this Portfolio pursue its objective?

The Portfolio pursues its investment objective by investing PRIMARILY in LARGE CAPITALIZATION EQUITY SECURITIES of companies that the Adviser believes have earnings growth potential. Typically such securities are those with a market capitalization of at least $4 billion. The Portfolio will normally hold a core position of between 35 and 50 common stocks. The Portfolio may hold a limited number of additional common stocks when the Adviser is accumulating new positions, phasing out existing positions, or responding to exceptional market conditions. Generally, no more than 8% of the Portfolio's total assets (at time of purchase) is invested in the securities of any single issuer.

The Adviser uses a GROWTH INVESTING style. The Adviser's approach is to combine "top-down" macroeconomic analysis with "bottom-up" stock selection. Using the "top-down" approach, the Adviser considers such macroeconomic factors as interest rates, inflation, demographics, regulatory environment and the global competitive landscape to identify sectors, industries and companies that may benefit from overall trends it observes. The Adviser then looks for individual companies with earnings growth potential that may not be recognized by the market at large. The Adviser uses a "bottom up" process to determine whether or not a particular company may be a suitable investment. In this the Adviser may focus on any of a number of different attributes, including: specific market expertise or dominance, franchise durability and pricing power, strength of fundamentals, strength and ethics of management, commitment to shareholder interests, and reasonableness of valuations in the context of projected growth rates. The Portfolio's performance benchmark is the Russell 1000 Growth Index.

The Portfolio may invest up to 10% of its total assets in SECURITIES OF FOREIGN ISSUERS (principally American depository receipts).

PRINCIPAL RISKS
What are the main risks of investing in this Portfolio?

As with any mutual fund that invests in EQUITY SECURITIES, this Portfolio is subject to market risk. Loss of money is a significant risk of investing in this Portfolio. Due to its focus on EQUITY SECURITIES that may appreciate in value and lack of emphasis on those that provide income, this Portfolio typically experiences greater volatility over time than funds that invest largely in INCOME-BEARING SECURITIES. This Portfolio also is subject to substantial style risk in that GROWTH INVESTING may fall out of favor with investors.

To the extent that the Portfolio invests in higher-risk securities, it takes on additional risks that could adversely affect its performance. For example, to the extent that the Portfolio invests in SECURITIES OF FOREIGN ISSUERS and NON-DOLLAR SECURITIES, it is subject to the risks related to such securities.

These risks, and the risks associated with other higher-risk securities and practices that the Portfolio may utilize, are described in more detail in the Introduction, later in this prospectus and in the SAI. Before you invest, please carefully read the section on "Risks of Certain Investments and Investment Techniques."

[ROSZEL/MARISCO LCG GRAPH]

2003                                                                             26.40
2004                                                                              4.53

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

ANNUAL TOTAL RETURNS                                  AVERAGE ANNUAL TOTAL RETURNS
Commenced operations on July 1, 2002                  (for the periods ended December 31, 2004)

                                                                                      PAST       SINCE
                                                                                     ONE YEAR   INCEPTION
                                                      ---------------------------------------------------
                                                      Roszel/Marsico Large Cap
                                                           Growth Portfolio            4.53%      7.03%
                                                      ---------------------------------------------------
                                                      Russell 1000 Growth Index        6.30%      9.53%
                                                      ---------------------------------------------------
                                                      S&P 500 Index                   10.88%     10.38%
                                                      ---------------------------------------------------

During the period shown in the bar chart, the highest return for a quarter was 13.90% (quarter ended June 30, 2003) and lowest return for a quarter was -6.03% (quarter ended September 30, 2004). The year-to-date return as of March 31, 2005 was -4.51%.

The bar chart and table above demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. This performance information does not include the impact of any charges deducted by your insurance company. Such charges would lower total returns. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

The bar chart shows changes in the Portfolio's year to year performance for each complete fiscal year since the Portfolio's inception on July 1, 2002. The table compares the average annual total returns for the Portfolio with those of one or more broad-based securities indexes. These indexes are not subject to fees and expenses associated with the Portfolio.

The RUSSELL 1000 GROWTH INDEX measures the performance of companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.

The S&P 500 INDEX is based on the value of common stocks of 500 of the largest U.S. industrial, transportation, utility and financial companies deemed by Standard and Poor's to be representative of the larger capitalization portion of the U.S. stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

On the cover page of the Prospectus, replace Roszel/Seneca Large Cap Growth Portfolio with Roszel/ Marsico Large Cap Growth Portfolio.

On the Table of Contents page of the Prospectus, replace Roszel/Seneca Large Cap Growth Portfolio with Roszel/Marsico Large Cap Growth Portfolio.

On page 36 of the Prospectus, in the "ANNUAL PORTFOLIO OPERATING EXPENSES (DEDUCTED FROM PORTFOLIO ASSETS)" table, replace:

Roszel/Seneca Large Cap Growth Portfolio....................
with
Roszel/Marsico Large Cap Growth Portfolio...................

On page 37 of the Prospectus, in the "EXAMPLE" replace:
Roszel/Seneca Large Cap Growth Portfolio....................
with
Roszel/Marsico Large Cap Growth Portfolio...................

On page 41 of the Prospectus, under MANAGEMENT FEES, replace:

                                                                  ANNUAL RATE
                                                                (AS PERCENTAGE
                                                                  OF AVERAGE
                         PORTFOLIO                             DAILY NET ASSETS)
                         ---------                             -----------------
Roszel/Seneca Large Cap Growth Portfolio....................         0.80%
with

                                                                  ANNUAL RATE
                                                                (AS PERCENTAGE
                                                                  OF AVERAGE
                         PORTFOLIO                             DAILY NET ASSETS)
                         ---------                             -----------------
Roszel/Marsico Large Cap Growth Portfolio...................         0.80%

On page 46 of the Prospectus, replace the information regarding Seneca with the following information:

MARSICO CAPITAL MANAGEMENT, LLC                 ROSZEL/ MARSICO LARGE CAP GROWTH PORTFOLIO
1200 17(th) Street, Suite 1600
Denver, Colorado 80202

Marsico Capital Management, LLC was registered in September of 1997 as a registered investment adviser and became a wholly owned indirect subsidiary of Bank of America in January 2001. Marsico has approximately $44 billion in assets under management as of December 2004.

Thomas F. Marsico is the Chief Investment Officer of Marsico Capital and manages a sleeve of the Roszel/Marsico Large Cap Growth Portfolio. Mr. Marsico has over 20 years of experience as a securities analyst and a portfolio manager. Prior to forming Marsico Capital in September 1997, Mr. Marsico served as the portfolio manager of the Janus Twenty Fund from January 31, 1988 through August 11, 1997 and served in the same capacity for the Janus Growth and Income Fund from May 31, 1991 (the Fund's inception date) through August 11, 1997. Mr. Marsico holds a B.A. from the University of Colorado and an M.B.A. from the University of Denver.

On page 53 of the Prospectus, delete the second paragraph indicating that Roszel/Seneca Large Cap Growth Portfolio is closed to allocations of premiums and contract value for Consults Annuities.

On page 63, in the "FINANCIAL HIGHLIGHTS" table, replace Roszel/Seneca Large Cap Growth Portfolio with Roszel/Marsico Large Cap Growth Portfolio.

In Chart 2 after the Appendix, replace all references to Roszel/Seneca Large Cap Growth Portfolio with Roszel/Marsico Large Cap Growth Portfolio.

Replace Chart 2 with the following information:

Chart 2

---------------------------------------------------------------------------------------------------------
                                                                                  ROSZEL/
                                        ROSZEL/                                    KAYNE
                                        LOOMIS        ROSZEL/       ROSZEL/      ANDERSON       ROSZEL/
                                        SAYLES      RITTENHOUSE     MARSICO       RUDNICK      FRANKLIN
                                       LARGE CAP     LARGE CAP     LARGE CAP      MID CAP       MID CAP
                                        GROWTH        GROWTH        GROWTH         VALUE        GROWTH
                                       PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------
 INVESTMENT PRACTICES AND TECHNIQUES
---------------------------------------------------------------------------------------------------------
 Borrowings and Reverse Repurchase     33.33         33.33         33.33         33.33         33.33
 Agreements
---------------------------------------------------------------------------------------------------------
 Repurchase Agreements                   /             /             /             /             /
---------------------------------------------------------------------------------------------------------
 Securities Lending                      X             X             X             -             -
---------------------------------------------------------------------------------------------------------
 Short Sales Against the Box             X             X             -             X             -
---------------------------------------------------------------------------------------------------------
 When-Issued Securities and Delayed      X             X             -             X             -
 Delivery Securities
---------------------------------------------------------------------------------------------------------
 Illiquid Investments                    -             -             -             -             -
---------------------------------------------------------------------------------------------------------
 Restricted Securities (including        X             X             -             X             -
 illiquid Rule 144A securities)
---------------------------------------------------------------------------------------------------------
 Liquid Restricted Rule 144A             X             X             -             X             -
 Securities
---------------------------------------------------------------------------------------------------------
 CONVENTIONAL SECURITIES
---------------------------------------------------------------------------------------------------------
 Securities of Foreign Issuers           15            15            10            -             15
---------------------------------------------------------------------------------------------------------
 Equity Securities                       /             /             /             /             /
---------------------------------------------------------------------------------------------------------
 Equity Securities of Foreign            15            15            10            -             15
 Issuers
---------------------------------------------------------------------------------------------------------
 American, European and Global           15            15            10            -             15
 Depository Receipts
---------------------------------------------------------------------------------------------------------
 REITs                                   X             X             -             -             /
---------------------------------------------------------------------------------------------------------
 Warrants and Stock Purchase Rights      X             X             -             -             -
---------------------------------------------------------------------------------------------------------
 Investment Company Securities           X             -             -             -             -
 (including World Equity Benchmark
 Shares and Standard & Poor's
 Depository Receipts)
---------------------------------------------------------------------------------------------------------
 Debt Securities                         -             -             /             -             -
---------------------------------------------------------------------------------------------------------
 Government Securities                   -             -             /             -             -
---------------------------------------------------------------------------------------------------------
 Investment Grade Debt Securities        -             -             /             -             -
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                                                  ROSZEL/
                                        ROSZEL/                                    KAYNE
                                        LOOMIS        ROSZEL/       ROSZEL/      ANDERSON       ROSZEL/
                                        SAYLES      RITTENHOUSE     MARSICO       RUDNICK      FRANKLIN
                                       LARGE CAP     LARGE CAP     LARGE CAP      MID CAP       MID CAP
                                        GROWTH        GROWTH        GROWTH         VALUE        GROWTH
                                       PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------
 Lower-Rated Debt Securities             X             -             X             -             -
---------------------------------------------------------------------------------------------------------
 Debt Securities of Foreign              X             X             X             X             -
 Government Issuers
---------------------------------------------------------------------------------------------------------
 Debt Securities of Foreign              X             X             X             X             -
 Corporate Issuers
---------------------------------------------------------------------------------------------------------
 Non-Dollar Securities                   X             X             10            X             -
---------------------------------------------------------------------------------------------------------
 DERIVATIVE SECURITIES AND CONTRACTS
---------------------------------------------------------------------------------------------------------
 Mortgage-Backed Securities              X             X             X             X             -
---------------------------------------------------------------------------------------------------------
 Asset-Backed Securities                 X             X             X             X             -
---------------------------------------------------------------------------------------------------------
 Options on Securities and Indices       X             X             X             X             -
---------------------------------------------------------------------------------------------------------
 Stock Index Futures Contracts and       X             X             X             X             -
 Options Thereon
---------------------------------------------------------------------------------------------------------
 Interest Rate Futures Contracts and     X             X             X             X             -
 Options Thereon
---------------------------------------------------------------------------------------------------------
 CURRENCY TRANSACTIONS AND SWAPS
---------------------------------------------------------------------------------------------------------
 Forward Foreign Currency Exchange       X             X             X             X             -
 Contracts
---------------------------------------------------------------------------------------------------------
 Currency Options and Futures            X             X             X             X             -
 Contracts
---------------------------------------------------------------------------------------------------------
 Currency Swaps                          X             X             X             X             -
---------------------------------------------------------------------------------------------------------
 Currency Cross-Hedging                  X             X             X             X             -
---------------------------------------------------------------------------------------------------------
 Interest Rate Swaps                     X             X             X             X             -
---------------------------------------------------------------------------------------------------------
 Interest Rate Caps, Floors and          X             X             X             X             -
 Collars
---------------------------------------------------------------------------------------------------------
 Equity Swaps                            X             X             X             X             -
---------------------------------------------------------------------------------------------------------